Share-settled Debt Obligation - Related Party (Detail Narrative) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2020	Sep. 02, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2020	Jan. 08, 2020
Share-settled debt obligation - related party			$ 194,579	$ 194,579	$ 194,579
Unamortized discount on debt			(1,421)	(1,421)	(1,421)
Discount on debt			1,421	1,421
Accrued Interest						6,981
Notes payable			129,720	129,720	$ 129,720	$ 76,350	$ 42,500
Debt interest rate						8.00%	6.00%
Debt instrument maturity date					Apr. 30, 2020	Apr. 30, 2020
Annual monthly payments						$ 3,100
Debt conversion amount						$ 4,692
Amended Promissory Note [Member]
Notes payable principle Amount			49,826	49,826	$ 49,826
Accrued Interest			0	0	0
Amended Promissory Note [Member] | David B Masters [Member]
Notes payable principle Amount		$ 59,642
Additional term		2 years
Accrued Interest		$ 6,058
Notes payable		$ 65,700	195,000	195,000	195,000
Debt interest rate		8.00%
Debt default interest rate		20.00%
Debt instrument maturity date		Jun. 30, 2022
Annual monthly payments		$ 3,100
Debt instrument convenient gross proceeds from product sale		1,500,000
Debt instrument convenient proceeds from equity sales		1,500,000
Promissory Note [Member]
Notes payable principle Amount			0	0	0
Accrued Interest			0	0	0
Promissory Note [Member] | David B Masters [Member]
Notes payable principle Amount	$ 192,500	$ 195,000
Accrued Interest	658
Debt interest rate		3.00%
Debt instrument maturity date		Aug. 31, 2022
Annual monthly payments		$ 4,000
Debt instrument convenient gross proceeds from product sale		3,500,000
Debt modification		$ 195,000
Debt principal and accrued interest	193,158
Debt conversion amount	196,000
Conversion fee	$ 3,500
Maximum [Member]
Notes payable principle Amount			$ 196,000	$ 196,000	$ 196,000